Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and Cash Equivalents
Cash		$ 4,555		$ 429
Investments with original maturity of less than three months at the time of purchase		19,894		29,066
Total cash and cash equivalents	$ 17,837	$ 24,449	$ 27,675	$ 29,495	$ 11,493	$ 24,220